INVENTORY	6 Months Ended
Jun. 30, 2012
Inventory [Abstract]
INVENTORY

NOTE 5 - INVENTORY

Inventory consists of:

	June 30,	December 31,
Inventory	2012	2011
Raw materials	$ 774,290	$ 846,113
Work-in-process	1,414,270	1,705,346
Finished goods	121,459	102,575
	2,310,019	2,654,034
Less: reserve for inventory obsolescence	(107,360)	(223,007)

Total	$ 2,202,659	$ 2,431,027